UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Hedged Equity & Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Ticker | HEQ

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 94.6%		$237,466,181

(Cost $231,147,333)

Consumer Discretionary 15.7%		39,364,614

Auto Components 0.5%
Allison Transmission Holdings, Inc.	57,475	1,081,105
WABCO Holdings, Inc. (I)	2,300	126,316

Automobiles 0.3%
Great Wall Motor Company, Ltd., H Shares	36,500	81,735
Harley-Davidson, Inc.	16,365	707,459

Distributors 0.1%
LKQ Corp. (I)	9,000	317,970

Diversified Consumer Services 0.3%
Allstar Co-Invest Block Feeder LLC (I)(R)	236,300	228,880
Matthews International Corp., Class A	14,180	411,220

Hotels, Restaurants & Leisure 0.7%
Buffalo Wild Wings, Inc. (I)	2,470	179,297
Burger King Worldwide, Inc. (I)	24,006	367,772
CEC Entertainment, Inc.	10,080	347,357
Choice Hotels International, Inc.	7,680	307,814
Sands China, Ltd.	39,200	114,926
Starbucks Corp.	8,522	385,876
Yum! Brands, Inc.	2,392	155,097

Household Durables 0.9%
D.R. Horton, Inc.	14,290	251,933
Jarden Corp.	9,140	413,128
Lennar Corp., Class A	4,450	129,985
NVR, Inc. (I)	1,975	1,528,611

Internet & Catalog Retail 1.4%
Amazon.com, Inc. (I)	8,159	1,903,495
Expedia, Inc.	5,400	307,746
HomeAway, Inc. (I)	5,190	119,162
priceline.com, Inc. (I)	890	588,949
Shutterfly, Inc. (I)	7,040	231,123
TripAdvisor, Inc. (I)	6,440	240,920

Leisure Equipment & Products 0.9%
Hasbro, Inc.	27,140	972,155
Mattel, Inc. (C)	30,456	1,071,138
Polaris Industries, Inc.	1,870	140,549

Media 4.0%
AMC Networks, Inc. (I)	3,500	151,760
Arbitron, Inc.	15,390	539,727
Comcast Corp., Class A	65,427	2,129,649
Discovery Communications, Inc., Series C (I)	3,900	181,818
News Corp., Class A	13,899	319,955
Omnicom Group, Inc.	52,036	2,611,166
Sirius XM Radio, Inc. (I)	191,349	413,314
The Walt Disney Company	54,613	2,683,683
Thomson Reuters Corp.	32,600	922,906

Multiline Retail 1.4%
Dollar Tree, Inc. (I)	5,781	291,016
Family Dollar Stores, Inc.	2,980	196,918
Fred's, Inc., Class A	28,300	401,860

1

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Target Corp. (C)	43,345	$2,628,874

Specialty Retail 4.3%
Advance Auto Parts, Inc.	19,240	1,349,686
Ascena Retail Group, Inc. (I)	21,940	402,380
Bed Bath & Beyond, Inc. (I)	4,261	259,708
CarMax, Inc. (I)	11,100	308,913
DSW, Inc., Class A	4,050	239,436
Express, Inc. (I)	13,200	212,520
Foot Locker, Inc.	5,700	188,214
GNC Holdings, Inc., Class A	7,160	275,875
Lowe's Companies, Inc. (C)	153,830	3,902,667
Monro Muffler Brake, Inc.	1,390	45,967
O'Reilly Automotive, Inc. (I)	3,218	275,911
PetSmart, Inc.	5,978	395,206
Ross Stores, Inc.	5,035	334,525
Stage Stores, Inc.	32,510	615,739
The Buckle, Inc.	5,082	196,521
The Cato Corp., Class A	21,980	615,440
The Home Depot, Inc.	4,879	254,586
TJX Companies, Inc.	8,382	371,155
Urban Outfitters, Inc. (I)	18,880	576,784

Textiles, Apparel & Luxury Goods 0.9%
Burberry Group PLC	13,997	273,361
Coach, Inc.	10,265	506,372
Deckers Outdoor Corp. (I)	4,530	188,946
Hanesbrands, Inc. (I)	9,800	294,196
Lululemon Athletica, Inc. (I)	8,865	500,695
PVH Corp.	5,550	440,837
Under Armour, Inc., Class A (I)	2,840	154,610

Consumer Staples 6.8%		17,169,069

Beverages 2.2%
Dr. Pepper Snapple Group, Inc.	1,700	77,486
Molson Coors Brewing Company, Class B	23,940	1,013,141
PepsiCo, Inc. (C)	44,146	3,210,739
The Coca-Cola Company	15,313	1,237,290

Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	7,440	442,159
Costco Wholesale Corp.	5,276	507,446
CVS Caremark Corp.	14,819	670,560
Wal-Mart Stores, Inc.	11,969	890,853
Walgreen Company	13,600	494,496

Food Products 1.9%
General Mills, Inc.	30,810	1,192,347
Green Mountain Coffee Roasters, Inc. (I)	10,708	195,528
Kraft Foods, Inc., Class A	49,020	1,946,584
Post Holdings, Inc. (I)	5,700	168,720
Ralcorp Holdings, Inc. (I)	5,100	304,317
Unilever NV - NY Shares	31,900	1,105,335

Household Products 0.1%
The Clorox Company	2,500	181,775

Tobacco 1.4%
Lorillard, Inc.	1,100	141,504

2

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Philip Morris International, Inc.	35,441	$3,240,725
Reynolds American, Inc.	3,200	148,064

Energy 8.3%		20,783,742

Energy Equipment & Services 1.5%
Baker Hughes, Inc.	25,380	1,175,602
Bristow Group, Inc.	5,760	263,635
Core Laboratories NV	1,613	179,946
Diamond Offshore Drilling, Inc.	4,570	298,969
McDermott International, Inc. (I)	33,745	394,817
National Oilwell Varco, Inc.	3,868	279,656
Oceaneering International, Inc.	3,795	196,164
Schlumberger, Ltd.	6,950	495,257
SEACOR Holdings, Inc. (I)	4,380	372,081

Oil, Gas & Consumable Fuels 6.8%
Anadarko Petroleum Corp.	24,391	1,693,711
Apache Corp.	5,090	438,351
BG Group PLC	102,226	2,009,364
Cabot Oil & Gas Corp.	9,370	395,320
Chesapeake Energy Corp.	5,450	102,569
Chevron Corp.	17,550	1,923,129
Cobalt International Energy, Inc. (I)	18,850	473,135
EOG Resources, Inc.	5,660	554,737
Exxon Mobil Corp. (C)	26,799	2,327,493
GeoResources, Inc. (I)	8,940	299,132
Newfield Exploration Company (I)	5,510	168,220
Occidental Petroleum Corp.	45,420	3,952,903
Penn Virginia Corp.	16,300	109,210
Pioneer Natural Resources Company	2,900	257,027
Plains Exploration & Production Company (I)	5,880	234,965
Royal Dutch Shell PLC, ADR, Class B	21,690	1,530,446
Southwestern Energy Company (I)	4,610	153,283
Valero Energy Corp.	11,401	313,528
Whiting Petroleum Corp. (I)	4,730	191,092

Financials 11.8%		29,705,675

Capital Markets 2.0%
Ares Capital Corp.	26,370	438,533
BlackRock, Inc.	9,610	1,636,199
Invesco, Ltd.	33,395	739,031
LPL Financial Holdings, Inc.	9,070	254,141
SEI Investments Company	66,415	1,406,670
T. Rowe Price Group, Inc.	10,360	629,370

Commercial Banks 4.9%
Cullen/Frost Bankers, Inc.	3,345	185,012
First Midwest Bancorp, Inc.	36,990	417,987
First Niagara Financial Group, Inc.	70,380	533,480
First Republic Bank	14,715	478,679
Hancock Holding Company	8,140	248,107
International Bancshares Corp.	26,100	478,413
M&T Bank Corp.	17,885	1,535,248
MB Financial, Inc.	15,000	302,850
PNC Financial Services Group, Inc.	45,005	2,659,796
Webster Financial Corp.	21,480	440,770
Wells Fargo & Company (C)	146,553	4,954,957

3

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Financials (continued)

Westamerica Bancorp.	3,300	$151,800

Consumer Finance 0.3%
American Express Company	7,809	450,657
Discover Financial Services	5,000	179,800

Diversified Financial Services 0.9%
JPMorgan Chase & Company (C)	64,510	2,322,360

Insurance 3.1%
ACE, Ltd.	20,340	1,494,990
Alleghany Corp. (I)	3,640	1,258,748
Assured Guaranty, Ltd.	16,400	196,472
Berkshire Hathaway, Inc., Class B (I)	7,030	596,425
Cincinnati Financial Corp.	3,800	143,792
Marsh & McLennan Companies, Inc.	62,230	2,066,658
Platinum Underwriters Holdings, Ltd.	10,000	380,200
Primerica, Inc.	16,550	452,974
Reinsurance Group of America, Inc.	10,380	577,855
W.R. Berkley Corp.	3,600	131,868
White Mountains Insurance Group, Ltd.	810	413,578

Real Estate Investment Trusts 0.4%
DiamondRock Hospitality Company	29,650	280,489
General Growth Properties, Inc.	10,200	184,824
Host Hotels & Resorts, Inc.	16,900	248,092
Mack-Cali Realty Corp.	8,620	230,930

Real Estate Management & Development 0.0%
BR Malls Participacoes SA	9,500	110,892

Thrifts & Mortgage Finance 0.2%
Northwest Bancshares, Inc.	42,320	493,028

Health Care 13.8%		34,560,158

Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. (I)	1,060	111,141
Amgen, Inc.	13,854	1,144,340
Arena Pharmaceuticals, Inc. (I)	10,730	89,703
Ariad Pharmaceuticals, Inc. (I)	11,300	216,169
Biogen Idec, Inc. (I)	11,366	1,657,504
BioMarin Pharmaceutical, Inc. (I)	8,900	349,681
Celgene Corp. (I)	10,743	735,466
Gilead Sciences, Inc. (I)	28,742	1,561,553
Medivation, Inc. (I)	1,600	159,520
Onyx Pharmaceuticals, Inc. (I)	6,230	467,063
Pharmacyclics, Inc. (I)	1,800	95,778
Regeneron Pharmaceuticals, Inc. (I)	3,930	529,175
Vertex Pharmaceuticals, Inc. (I)	14,840	719,888

Health Care Equipment & Supplies 2.2%
Edwards Lifesciences Corp. (I)	9,525	963,930
Haemonetics Corp. (I)	2,790	200,629
HeartWare International, Inc. (I)	1,520	135,721
Hologic, Inc. (I)	40,540	750,801
IDEXX Laboratories, Inc. (I)	2,400	211,608
Intuitive Surgical, Inc. (I)	444	213,786
Medtronic, Inc. (C)	61,619	2,429,021
STERIS Corp.	9,800	295,274
Zimmer Holdings, Inc.	3,459	203,839

4

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Health Care Providers & Services 1.9%
Aetna, Inc.	5,889	$212,357
AmerisourceBergen Corp.	5,098	202,391
Amsurg Corp. (I)	14,920	440,737
Cardinal Health, Inc.	47,034	2,026,695
Catamaran Corp. (I)	4,700	397,197
Team Health Holdings, Inc. (I)	6,400	170,880
UnitedHealth Group, Inc.	24,786	1,266,317

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	8,300	317,807
Bruker Corp. (I)	10,183	120,363
Charles River Laboratories International, Inc. (I)	19,210	653,716
ICON PLC, ADR (I)	31,230	753,580
Life Technologies Corp. (I)	3,119	136,862
Waters Corp. (I)	3,138	243,132

Pharmaceuticals 5.7%
Abbott Laboratories	8,623	571,791
Auxilium Pharmaceuticals, Inc. (I)	6,800	183,192
Bristol-Myers Squibb Company	5,200	185,120
Elan Corp. PLC, ADR (I)	17,500	202,125
Eli Lilly & Company	4,120	181,404
Forest Laboratories, Inc. (I)	2,400	80,520
Johnson & Johnson	57,930	4,009,915
Merck & Company, Inc.	63,001	2,782,754
Perrigo Company	1,640	186,993
Pfizer, Inc.	64,890	1,559,956
Roche Holdings AG	12,966	2,295,999
Salix Pharmaceuticals, Ltd. (I)	8,600	385,452
Teva Pharmaceutical Industries, Ltd., ADR	37,310	1,525,606
Watson Pharmaceuticals, Inc. (I)	2,900	225,707

Industrials 13.0%		32,695,723

Aerospace & Defense 3.3%
Cubic Corp.	1,500	72,555
General Dynamics Corp. (C)	24,022	1,523,956
Honeywell International, Inc.	5,451	316,431
Lockheed Martin Corp.	23,683	2,114,181
Northrop Grumman Corp. (C)	32,375	2,143,225
The Boeing Company	13,243	978,790
TransDigm Group, Inc. (I)	900	111,024
United Technologies Corp.	11,900	885,836

Air Freight & Logistics 1.2%
Atlas Air Worldwide Holdings, Inc. (I)	4,900	222,264
Expeditors International of Washington, Inc.	5,740	204,172
FedEx Corp.	4,540	409,962
United Parcel Service, Inc., Class B	29,508	2,231,100

Building Products 0.5%
Lennox International, Inc.	28,475	1,243,503

Commercial Services & Supplies 0.7%
ACCO Brands Corp. (I)	58,350	494,225
Corrections Corp. of America	10,300	320,124
G&K Services, Inc., Class A	14,220	448,072
United Stationers, Inc.	18,260	460,335

5

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Industrials (continued)

Construction & Engineering 0.3%
Jacobs Engineering Group, Inc. (I)	17,470	$673,818

Electrical Equipment 0.4%
Acuity Brands, Inc.	3,790	219,593
Belden, Inc.	21,490	690,474
Polypore International, Inc. (I)	5,090	189,144

Industrial Conglomerates 2.1%
3M Company	19,780	1,804,529
Carlisle Companies, Inc.	20,300	1,024,947
Danaher Corp.	11,060	584,079
General Electric Company	12,554	260,496
Tyco International, Ltd.	30,647	1,683,746

Machinery 2.8%
Albany International Corp., Class A	25,350	453,765
Caterpillar, Inc.	3,464	291,703
Dover Corp.	2,385	129,911
Eaton Corp.	28,000	1,227,520
ESCO Technologies, Inc.	13,130	472,811
Flowserve Corp.	4,040	484,719
IDEX Corp.	9,425	359,564
Mueller Industries, Inc.	12,930	551,206
PACCAR, Inc.	27,530	1,101,475
Pall Corp.	9,125	487,366
Parker Hannifin Corp.	3,197	256,783
Stanley Black & Decker, Inc.	16,800	1,123,752
Wabtec Corp.	1,490	117,978

Marine 0.2%
Kirby Corp. (I)	9,660	509,758
Matson, Inc.	2,200	54,032

Professional Services 0.3%
Intertek Group PLC	2,708	115,595
Manpower, Inc.	7,120	253,330
Towers Watson & Company, Class A	5,930	347,676

Road & Rail 0.5%
Canadian National Railway Company	7,640	673,754
Genesee & Wyoming, Inc., Class A (I)	8,520	528,751
Localiza Rent a Car SA	10,000	162,161

Trading Companies & Distributors 0.7%
GATX Corp.	13,610	572,573
MSC Industrial Direct Company, Inc., Class A	16,135	1,108,959

Information Technology 19.9%		49,851,479

Communications Equipment 2.0%
Cisco Systems, Inc. (C)	238,757	3,808,174
F5 Networks, Inc. (I)	1,157	108,041
Palo Alto Networks Inc (I)	200	11,428
QUALCOMM, Inc.	19,486	1,162,924

Computers & Peripherals 4.1%
Apple, Inc. (C)	12,475	7,619,231
Diebold, Inc.	11,830	382,701
EMC Corp. (C)(I)	66,925	1,754,104

6

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Gemalto NV	1,473	$112,611
NetApp, Inc. (I)	5,862	191,512
QLogic Corp. (I)	27,623	318,769

Electronic Equipment, Instruments & Components 0.7%
Avnet, Inc. (I)	4,330	136,395
Coherent, Inc. (I)	4,880	238,290
Jabil Circuit, Inc.	10,340	224,378
MTS Systems Corp.	8,500	369,495
National Instruments Corp.	4,690	121,190
Trimble Navigation, Ltd. (I)	9,580	424,011
Universal Display Corp. (I)	2,890	91,786

Internet Software & Services 2.4%
Dropbox, Inc. (I)	8,535	77,234
eBay, Inc. (I)	43,622	1,932,455
Equinix, Inc. (I)	3,630	646,793
Facebook, Inc., Class A (I)	8,690	188,660
Google, Inc., Class A (I)	2,474	1,565,968
IAC/InterActiveCorp	10,407	547,512
LinkedIn Corp., Class A (I)	6,260	642,589
Tencent Holdings, Ltd.	5,000	148,410
VeriSign, Inc. (I)	3,300	146,586

IT Services 3.0%
Automatic Data Processing, Inc.	19,792	1,119,238
Cognizant Technology Solutions Corp., Class A (I)	4,580	260,007
Fiserv, Inc. (I)	10,740	753,196
Forrester Research, Inc.	2,400	68,496
International Business Machines Corp.	6,127	1,200,769
MAXIMUS, Inc.	11,840	597,920
Teradata Corp. (I)	3,725	251,885
The Western Union Company	153,582	2,676,934
Vantiv, Inc. (I)	6,300	142,128
VeriFone Systems, Inc. (I)	4,150	150,604
Visa, Inc., Class A	2,810	362,687

Office Electronics 0.1%
Zebra Technologies Corp., Class A (I)	8,460	292,208

Semiconductors & Semiconductor Equipment 2.5%
Altera Corp.	12,302	436,106
Analog Devices, Inc.	43,750	1,709,750
Intel Corp.	55,940	1,437,658
KLA-Tencor Corp.	2,863	145,755
Maxim Integrated Products, Inc.	22,600	615,398
Skyworks Solutions, Inc. (I)	23,100	668,283
Xilinx, Inc.	35,214	1,140,934

Software 5.1%
Activision Blizzard, Inc.	30,870	371,366
ANSYS, Inc. (I)	9,390	563,024
Autodesk, Inc. (I)	3,126	106,034
BMC Software, Inc. (I)	4,340	171,864
Cadence Design Systems, Inc. (I)	32,500	397,150
Check Point Software Technologies, Ltd. (I)	13,664	663,660
Citrix Systems, Inc. (I)	1,831	133,077
Concur Technologies, Inc. (I)	7,000	472,780
FactSet Research Systems, Inc.	5,035	468,054
Imperva, Inc. (I)	4,200	110,880

7

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Microsoft Corp.	126,447	$3,726,393
Oracle Corp. (C)	128,241	3,872,878
Red Hat, Inc. (I)	8,578	460,295
Salesforce.com, Inc. (I)	2,950	366,862
SolarWinds, Inc. (I)	2,500	133,475
Splunk, Inc. (I)	5,900	173,460
Symantec Corp. (I)	3,329	52,432
Synopsys, Inc. (I)	6,100	184,769
TIBCO Software, Inc. (I)	6,200	174,158
Websense, Inc. (I)	16,500	247,665

Materials 2.4%		6,124,446

Chemicals 1.3%
CF Industries Holdings, Inc.	1,518	297,164
Innospec, Inc. (I)	12,800	398,336
Koppers Holdings, Inc.	7,100	233,874
LyondellBasell Industries NV, Class A	3,300	146,949
Sensient Technologies Corp.	6,700	237,515
The Dow Chemical Company	36,500	1,050,470
The Sherwin-Williams Company	7,462	1,002,520

Containers & Packaging 0.6%
AptarGroup, Inc.	6,210	310,562
Ball Corp.	6,160	256,010
Graphic Packaging Holding Company (I)	32,980	184,688
Greif, Inc., Class A	5,130	221,924
Silgan Holdings, Inc.	10,240	421,990

Metals & Mining 0.1%
Franco-Nevada Corp.	1,300	63,441
Glencore International PLC	31,371	156,870
Royal Gold, Inc.	1,300	98,384

Paper & Forest Products 0.4%
Deltic Timber Corp.	6,270	387,549
International Paper Company	20,000	656,200

Telecommunication Services 1.1%		2,776,241

Diversified Telecommunication Services 1.1%
American Tower Corp.	3,715	268,632
AT&T, Inc.	34,350	1,302,552
Verizon Communications, Inc.	26,696	1,205,057

Utilities 1.8%		4,435,034

Electric Utilities 0.4%
Duke Energy Corp.	5,700	386,345
UNS Energy Corp.	8,990	365,892
Westar Energy, Inc.	9,810	299,793

Gas Utilities 1.4%
Atmos Energy Corp.	9,400	336,989
New Jersey Resources Corp.	3,490	160,191
UGI Corp.	85,985	2,635,439
WGL Holdings, Inc.	6,190	250,385

8

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Investment Companies 0.2%		$498,732

(Cost $492,055)

Financials 0.2%		498,732

Ishares Russell 1000 Growth Index Fund	7,800	498,732

Options Purchased 6.0%		$15,220,359

(Cost $17,317,561)

Put Options 6.0%		15,220,359

Apple, Inc. (Expiration Date: 8-18-12; Strike Price: $560) (I)	1,100	1,359
S&P 500 Index (Expiration Date: 6-22-13; Strike Price: $1,275) (I)	190,000	15,219,000

Short-Term Investments 4.0%		$10,000,000

(Cost $10,000,000)

	Par value	Value

Repurchase Agreement 4.0%		10,000,000

Goldman Sachs Tri-Party Repurchase Agreement dated 7-31-12 at
0.180% to be repurchased at $10,000,050 on 8-1-12, collateralized by $9,658,384 Federal National Mortgage Association, 3.210% due
9-1-41 (valued at $10,200,001, including interest)	10,000,000	10,000,000

Total investments (Cost $258,956,949)† 104.8%		$263,185,272

Other assets and liabilities, net (4.8%)		($12,111,151)

Total net assets 100.0%		$251,074,121

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) A portion of this security is pledged as collateral for options. Total collateral value at 7-31-12 was $43,568,817.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
			Beginning	Ending	percentage
	Acquistion	Acquisition	share	share	of Fund’s	Value as of
Issuer, Description	date	cost	amount	amount	net assets	7-31-12

Allstar Co-Invest	8-1-11	$240,553	236,300	236,300	0.09%	$228,800
Block Feeder LLC

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $259,706,028. Net unrealized appreciation aggregated $3,479,244, of which $16,051,916 related to appreciated investment securities and $12,572,672 related to depreciated investment securities.

9

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of 7-31-12 by major security category or type:

	Total Market	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	Value at 7/31/2012	Price	Observable Inputs	Unobservable Inputs
Common Stocks
Consumer Discretionary	$39,364,614	$38,665,712	$470,022	$228,880
Consumer Staples	17,169,069	17,169,069	-	-
Energy	20,783,742	18,774,378	2,009,364	-
Financials	29,705,675	29,705,675	-	-
Health Care	34,560,158	32,264,159	2,295,999	-
Industrials	32,695,723	32,580,128	115,595	-
Information Technology	49,851,479	49,513,224	261,021	77,234
Materials	6,124,446	5,967,576	156,870	-
Telecommunication Services	2,776,241	2,776,241	-	-
Utilities	4,435,034	4,435,034	-	-
Investment Companies
Financials	498,732	498,732	-	-
Options Purchased	15,220,359	15,220,359	-	-

Short-Term Investments	10,000,000	-	10,000,000

Total investments in Securities	$263,185,272	$247,570,287	$15,308,871	$306,114
Other Financial Instruments
Written Options	($12,313,000)	($12,313,000)	-	-

10

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2012 the Fund used purchased options to hedge against changes in securities markets. During the period ended July 31, 2012 the Fund held purchased options with market values ranging from $6.7 million to $16.4 million, as measured at each quarter end.

During the period ended July 31, 2012, the Fund wrote option contracts to generate earnings from option premiums and reduce overall volatility. The following tables summarize the Fund’s written options activities during the period ended July 31, 2012 and the contracts held at July 31, 2012.

		PREMIUMS RECEIVED
	NUMBER OF CONTRACTS	(PAID)

Outstanding, beginning of period	3,050	$9,440,111
Options written	15,800	28,509,716
Options closed	(15,950)	(25,468,599)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	2,900	$12,481,228

	EXERCISE	EXPIRATION	NUMBER OF
NAME OF ISSUER	PRICE	DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,355	Aug 2012	750	$947,731	($2,430,000)
S&P 500 Index	1,360	Aug 2012	250	329,244	(725,000)

			1,000	$1,276,975	($3,155,000)
PUTS
S&P 500 Index	$1,150	Jun 2013	1,900	$11,204,253	($9,158,000)

			1,900	$11,204,253	($9,158,000)

11

John Hancock Hedged Equity & Income Fund
As of 7-31-12 (Unaudited)

Fair value of derivative instruments by risk category. The table below summarizes the fair value of derivatives held by the Fund at July 31, 2012 by risk category:

	FINANCIAL
	INSTRUMENTS	ASSETS DERIVATIVES	LIABILITIY DERIVATIVES
RISK	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Written Options	-	($12,313,000)
Equity Contracts	Purchased Options*	$15,220,359	-

TOTALS		$15,220,359	($12,313,000)

* Purchased options are included in the Fund’s investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare Shareowner Services, LLC Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310-1900	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.

P15Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012